                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number: 811- 10607
                                                     ----------

                           Large Cap Growth Portfolio
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                            ------------------------
                             Date of Fiscal Year End

                               September 30, 2004
                               ------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2004

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.1%

SECURITY                                             SHARES           VALUE
------------------------------------------------------------------------------------
ADVERTISING -- 1.8%

Omnicom Group, Inc.                                           8,000   $      584,480
------------------------------------------------------------------------------------
                                                                      $      584,480
------------------------------------------------------------------------------------

BANKS -- 2.3%

Bank of America Corp.                                        17,000   $      736,610
------------------------------------------------------------------------------------
                                                                      $      736,610
------------------------------------------------------------------------------------

BEVERAGES -- 1.9%

Anheuser-Busch Cos., Inc.                                    12,000   $      599,400
------------------------------------------------------------------------------------
                                                                      $      599,400
------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 2.0%

Amgen, Inc.(1)                                               11,600   $      657,488
------------------------------------------------------------------------------------
                                                                      $      657,488
------------------------------------------------------------------------------------

CHEMICALS -- 1.8%

Rohm and Haas Co.                                            13,300   $      571,501
------------------------------------------------------------------------------------
                                                                      $      571,501
------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 3.3%

Dell, Inc.(1)                                                16,700   $      594,520
Hewlett-Packard Co.                                          25,000          468,750
------------------------------------------------------------------------------------
                                                                      $    1,063,270
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 7.5%

A.G. Edwards, Inc.                                           11,000   $      380,820
American Express Co.                                         13,000          668,980
Franklin Resources, Inc.                                     12,000          669,120
Merrill Lynch & Co., Inc.                                    13,600          676,192
------------------------------------------------------------------------------------
                                                                      $    2,395,112
------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.3%

Emerson Electric Co.                                         12,000   $      742,680
------------------------------------------------------------------------------------
                                                                      $      742,680
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
Molex Inc.                                                   12,000   $      357,840
------------------------------------------------------------------------------------
                                                                      $      357,840
------------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 0.9%

Sysco Corp.                                                  10,000   $      299,200
------------------------------------------------------------------------------------
                                                                      $      299,200
------------------------------------------------------------------------------------

GENERAL MERCHANDISE -- 1.7%

Wal-Mart Stores, Inc.                                        10,100   $      537,320
------------------------------------------------------------------------------------
                                                                      $      537,320
------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 3.6%

Alberto-Culver Co.                                            9,000   $      391,320
Procter & Gamble Co.                                         14,000          757,680
------------------------------------------------------------------------------------
                                                                      $    1,149,000
------------------------------------------------------------------------------------

HEALTH CARE-DRUGS MAJOR -- 6.9%

Johnson & Johnson Co.                                        11,000   $      619,630
Lilly (Eli) & Co.                                             7,000          420,350
Pfizer, Inc.                                                 22,950          702,270
Schering-Plough Corp.                                        25,000          476,500
------------------------------------------------------------------------------------
                                                                      $    2,218,750
------------------------------------------------------------------------------------

HEALTH CARE-EQUIPMENT -- 4.3%

DENTSPLY International, Inc.                                  7,800   $      405,132
Medtronic, Inc.                                              19,000          986,100
------------------------------------------------------------------------------------
                                                                      $    1,391,232
------------------------------------------------------------------------------------

HEALTH CARE-FACILITY -- 1.8%

Health Management Associates, Inc., Class A                  28,500   $      582,255
------------------------------------------------------------------------------------
                                                                      $      582,255
------------------------------------------------------------------------------------

HEALTH SERVICES -- 1.2%

Express Scripts, Inc.(1)                                      6,000   $      392,040
------------------------------------------------------------------------------------
                                                                      $      392,040
------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 2.0%

Mohawk Industries, Inc.(1)                                    8,000   $      635,120
------------------------------------------------------------------------------------
                                                                      $      635,120
------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 3.7%

General Electric Co.                                         35,000   $    1,175,300
------------------------------------------------------------------------------------
                                                                      $    1,175,300
------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                             SHARES           VALUE
------------------------------------------------------------------------------------
INDUSTRIAL GASES -- 2.0%

Air Products and Chemicals, Inc.                             12,000   $      652,560
------------------------------------------------------------------------------------
                                                                      $      652,560
------------------------------------------------------------------------------------

INSURANCE-LIFE AND HEALTH -- 3.8%

Aflac Corp.                                                  13,000   $      509,730
Lincoln National Corp.                                       15,000          705,000
------------------------------------------------------------------------------------
                                                                      $    1,214,730
------------------------------------------------------------------------------------

INSURANCE-MULTILINE -- 3.0%

American International Group, Inc.                           14,350   $      975,656
------------------------------------------------------------------------------------
                                                                      $      975,656
------------------------------------------------------------------------------------

IT CONSULTING AND SERVICES -- 5.7%

CDW Corp.                                                     7,000   $      406,210
First Data Corp.                                              9,431          410,249
Fiserv, Inc.(1)                                              17,000          592,620
SunGard Data Systems, Inc.(1)                                17,500          415,975
------------------------------------------------------------------------------------
                                                                      $    1,825,054
------------------------------------------------------------------------------------

MACHINERY-INDUSTRIAL -- 1.7%

Dover Corp.                                                  14,400   $      559,728
------------------------------------------------------------------------------------
                                                                      $      559,728
------------------------------------------------------------------------------------

MANUFACTURING-DIVERSIFIED -- 2.9%

3M Co.                                                        6,000   $      479,820
Illinois Tool Works, Inc.                                     5,000          465,850
------------------------------------------------------------------------------------
                                                                      $      945,670
------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.2%

C.R. Bard, Inc.                                               7,000   $      396,410
------------------------------------------------------------------------------------
                                                                      $      396,410
------------------------------------------------------------------------------------

METALS-INDUSTRIAL -- 1.4%

Alcoa, Inc.                                                  13,000   $      436,670
------------------------------------------------------------------------------------
                                                                      $      436,670
------------------------------------------------------------------------------------

NETWORKING EQUIPMENT -- 1.5%

Cisco Systems, Inc.(1)                                       26,600   $      481,460
------------------------------------------------------------------------------------
                                                                      $      481,460
------------------------------------------------------------------------------------

OIL AND GAS-EXPLORATION AND PRODUCTION -- 4.1%

Apache Corp.                                                  9,000   $      450,990
EOG Resources, Inc.                                          13,000          856,050
------------------------------------------------------------------------------------
                                                                      $    1,307,040
------------------------------------------------------------------------------------

OIL AND GAS-INTEGRATED -- 2.3%

Exxon Mobil Corp.                                            15,000   $      724,950
------------------------------------------------------------------------------------
                                                                      $      724,950
------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 2.0%

Avery Dennison Corp.                                         10,000   $      657,800
------------------------------------------------------------------------------------
                                                                      $      657,800
------------------------------------------------------------------------------------

RETAIL-FOOD AND DRUG -- 1.9%

Walgreen Co.                                                 17,000   $      609,110
------------------------------------------------------------------------------------
                                                                      $      609,110
------------------------------------------------------------------------------------

RETAIL-HOME IMPROVEMENT -- 2.3%

Home Depot, Inc. (The)                                       19,000   $      744,800
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                                                                      $      744,800
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RETAIL-OFFICE SUPPLIES -- 1.4%

Staples, Inc.                                                15,000   $      447,300
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                                                                      $      447,300
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RETAIL-SPECIALTY AND APPAREL -- 3.4%

Bed Bath and Beyond, Inc.(1)                                 12,600   $      467,586
Kohl's Corp.(1)                                              13,000          626,470
------------------------------------------------------------------------------------
                                                                      $    1,094,056
------------------------------------------------------------------------------------

SEMICONDUCTORS -- 5.1%

Intel Corp.                                                  31,300   $      627,878
Linear Technology Corp.                                      14,000          507,360
QLogic Corp.(1)                                              17,000          503,370
------------------------------------------------------------------------------------
                                                                      $    1,638,608
------------------------------------------------------------------------------------

SYSTEMS SOFTWARE -- 3.3%

Microsoft Corp.                                              38,000   $    1,050,700
------------------------------------------------------------------------------------
                                                                      $    1,050,700
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $27,694,691)                                      $   31,850,900
------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.1%
   (IDENTIFIED COST $27,694,691)                                      $   31,850,900
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.9%                                $      276,526
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                  $   32,127,426
------------------------------------------------------------------------------------

(1)  NON-INCOME PRODUCING SECURITY.

                        See notes to financial statements

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2004

ASSETS

Investments, at value (identified cost, $27,694,691)                               $   31,850,900
Cash                                                                                      285,398
Interest and dividends receivable                                                          22,586
-------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   32,158,884
-------------------------------------------------------------------------------------------------

LIABILITIES

Payable to affiliate for Trustees' fees                                            $          213
Accrued expenses                                                                           31,245
-------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $       31,458
-------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $   32,127,426
-------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $   27,971,217
Net unrealized appreciation (computed on the basis of identified cost)                  4,156,209
-------------------------------------------------------------------------------------------------
TOTAL                                                                              $   32,127,426
-------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2004

INVESTMENT INCOME

Dividends                                                                          $      387,970
Interest                                                                                    1,339
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $      389,309
-------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $      210,458
Trustees' fees and expenses                                                                 1,744
Custodian fee                                                                              29,258
Legal and accounting services                                                              26,512
Miscellaneous                                                                               1,415
-------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $      269,387
-------------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                             $           68
-------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                           $           68
-------------------------------------------------------------------------------------------------

NET EXPENSES                                                                       $      269,319
-------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $      119,990
-------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $    1,074,578
-------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $    1,074,578
-------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $    1,658,268
-------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $    1,658,268
-------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $    2,732,846
-------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    2,852,836
-------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED            YEAR ENDED
IN NET ASSETS                                             SEPTEMBER 30, 2004    SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                      $      119,990        $       98,455
   Net realized gain (loss) from
      investment transactions                                      1,074,578            (1,023,651)
   Net change in unrealized
      appreciation (depreciation)
      from investments                                             1,658,268             5,079,769
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                            $    2,852,836        $    4,154,573
--------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                              $    6,899,376        $   14,400,880
   Withdrawals                                                    (7,161,137)           (6,176,187)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                                  $     (261,761)       $    8,224,693
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                    $    2,591,075        $   12,379,266
--------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                          $   29,536,351        $   17,157,085
--------------------------------------------------------------------------------------------------
AT END OF YEAR                                                $   32,127,426        $   29,536,351
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                         YEAR ENDED SEPTEMBER 30,
                                                                                  --------------------------------------
                                                                                     2004          2003         2002(1)
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
     Net expenses                                                                       0.83%         0.80%         0.92%(2)
     Net investment income                                                              0.37%         0.44%         0.20%(2)
Portfolio Turnover                                                                        35%           34%           11%
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                            9.55%        22.95%       (25.97)%
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                                           $   32,127    $   29,536    $   17,157
------------------------------------------------------------------------------------------------------------------------
+    The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
     Expenses                                                                           0.83%         0.84%         0.98%(2)
     Net investment income                                                              0.37%         0.40%         0.14%(2)
------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

(2)  Annualized.

                        See notes to financial statements

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2004

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2004, the Eaton Vance-Atlanta Capital Large-Cap Growth Fund held an approximate 99.7% interest in the Portfolio. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2004, the advisory fee amounted to $210,458. BMR has also agreed to reduce the investment advisor fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio security transactions that is consideration for third-party research services. For the period from May 1, 2004 to September 30, 2004, BMR waived $68 of its advisory fee. Pursuant to a sub-advisery agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisery services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $11,194,415 and $11,054,033, respectively, for the year ended September 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                  $  27,694,714
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   4,859,227
   Gross unrealized depreciation                                        (703,041)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   4,156,186
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2004.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2004

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS OF LARGE-CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended September 30, 2004 and the supplementary data for each of the two years in the period then ended, and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2004, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2004

EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND as of September 30, 2004

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2005 will show the tax status of all distributions paid to your account in calendar 2004. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $374,311, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

DIVIDENDS RECEIVED DEDUCTION. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund's dividend distribution that qualifies under tax law. For the Fund's fiscal 2004 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

EATON VANCE-ATLANTA CAPITAL LARGE-CAP GROWTH FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.


                         POSITION(S)     TERM OF                                       NUMBER OF PORTFOLIOS
                          WITH THE      OFFICE AND                                        IN FUND COMPLEX
      NAME AND            TRUST AND     LENGTH OF         PRINCIPAL OCCUPATION(S)           OVERSEEN BY
   DATE OF BIRTH        THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS             TRUSTEE(1)     OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
James B. Hawkes        Trustee of the   Trustee of   Chairman, President and Chief              195             Director of EVC
11/9/41                Trust; Trustee   the Trust    Executive Officer of BMR, EVC,
                       and President    since 1989;  EVM and EV; Director of EV; Vice
                           of the      Trustee and   President and Director of EVD.
                         Portfolio     President of  Trustee and/or officer of 195
                                       the Portfolio registered investment companies
                                        since 2001   in the Eaton Vance Fund Complex.
                                                     Mr. Hawkes is an interested
                                                     person because of his positions
                                                     with BMR, EVM, EVC and EV, which
                                                     are affiliates of the Trust and
                                                     the Portfolio.

NONINTERESTED
TRUSTEE(S)
Samuel L. Hayes, III       Trustee      Trustee of   Jacob H. Schiff Professor of               195           Director of Tiffany &
2/23/35                                 the Trust    Investment Banking Emeritus,                           Co. (specialty retailer)
                                        since 1989;  Harvard University Graduate                                and Telect, Inc.
                                          of the     School of Business                                        (telecommunication
                                        Portfolio    Administration.                                            services company)
                                        since 2001

William H. Park            Trustee      Since 2003   President and Chief Executive              195                    None
9/19/47                                              Officer, Prizm Capital
                                                     Management, LLC (investment
                                                     management firm) (since 2002).
                                                     Executive Vice President and
                                                     Chief Financial Officer, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) (1982-2001).

Ronald A. Pearlman         Trustee      Since 2003   Professor of Law, Georgetown               195                    None
7/10/40                                              University Law Center (since
                                                     1999). Tax Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

Norton H. Reamer           Trustee      Trustee of   President, Chief Executive                 195                    None
9/21/35                                 the Trust    Officer and a Director of Asset
                                        since 1989;  Management Finance Corp. (a
                                          of the     specialty finance company serving
                                        Portfolio    the investment management
                                        since 2001   industry) (since October 2003).
                                                     President, Unicorn Corporation
                                                     (an investment and financial
                                                     advisory services company) (since
                                                     September 2000). Formerly,
                                                     Chairman, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management company)
                                                     (2000-2003). Formerly, Advisory
                                                     Director of Berkshire Capital
                                                     Corporation (investment banking
                                                     firm) (2002-2003). Formerly
                                                     Chairman of the Board, United
                                                     Asset Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms) and Chairman,
                                                     President and Director, UAM Funds
                                                     (mutual funds) (1980-2000).

Lynn A. Stout              Trustee      Trustee of   Professor of Law, University of            195                    None
9/14/57                                 the Trust    California at Los Angeles School
                                        since 1998;  of Law (since July 2001).
                                          of the     Formerly, Professor of Law,
                                        Portfolio    Georgetown University Law Center.
                                        since 2001

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)                TERM OF
                                 WITH THE                OFFICE AND
      NAME AND                 TRUST AND THE              LENGTH OF                    PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH                 PORTFOLIO                 SERVICE                     DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.        President of the Trust;    President of the     Executive Vice President of EVM, BMR, EVC and
5/31/58                     Vice President of the     Trust since 2002;    EV; Chief Investment Officer of EVM and BMR and
                                  Portfolio         Vice President of the  Director of EVC. Chief Executive Officer of
                                                       Portfolio since     Belair Capital Fund LLC, Belcrest Capital Fund
                                                           2001(2)         LLC, Belmar Capital Fund LLC, Belport Capital
                                                                           Fund LLC and Belrose Capital Fund LLC (private
                                                                           investment companies sponsored by EVM). Officer
                                                                           of 58 registered investment companies managed by
                                                                           EVM or BMR.

Gregory L. Coleman          Vice President of the        Since 2001        Partner of Atlanta Capital. Officer of 10
10/28/49                           Trust                                   registered investment companies managed by EVM
                                                                           or BMR.

William R. Hackney, III     Vice President of the        Since 2001        Managing Partner and member of the Executive
4/12/48                           Portfolio                                Committee of Atlanta Capital. Officer of 3
                                                                           registered investment companies managed by EVM
                                                                           or BMR.

Marilyn Robinson Irvin      Vice President of the        Since 2001        Senior Vice President and Principal of Atlanta
6/17/58                           Portfolio                                Capital. Officer of 1 registered investment
                                                                           company managed by EVM or BMR.

Paul J. Marshall            Vice President of the        Since 2003        Vice President of Atlanta Capital. Portfolio
5/2/65                            Portfolio                                manager for Bank of America Capital Management
                                                                           (1995-2000). Officer of 2 registered investment
                                                                           companies managed by EVM or BMR.

James A. Womack             Vice President of the        Since 2001        Vice President of Atlanta Capital. Officer of 10
11/20/68                           Trust                                   registered investment companies managed by EVM
                                                                           or BMR.

Alan R. Dynner                   Secretary            Secretary of the     Vice President, Secretary and Chief Legal
10/10/40                                            Trust since 1997; of   Officer of BMR, EVM, EVD, EV and EVC. Officer of
                                                     the Portfolio since   195 registered investment companies managed by
                                                           2001            EVM or BMR.

Kristin S. Anagnost           Treasurer of the          Since 2002(2)      Assistant Vice President of EVM and BMR. Officer
6/12/65                           Portfolio                                of 108 registered investment companies managed
                                                                           by EVM or BMR.

James L. O'Connor          Treasurer of the Trust   Treasurer since 1989   Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                                     116 registered investment companies managed by
                                                                           EVM or BMR.

Paul M. O'Neil                 Chief Compliance          Since 2004        Vice President of EVM and BMR. Officer of 195
7/11/53                            Officer                                 registered investment companies managed by EVM
                                                                           or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended September 30, 2003, and September 30, 2004 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

FISCAL YEARS ENDED                          09/30/03            09/30/04
-----------------------------------------------------------------------------
Audit Fees                            $           14,420   $           17,139

Audit-Related Fees(1)                 $                0   $                0

Tax Fees(2)                           $            4,000   $            4,100

All Other Fees(3)                     $                0   $                0
                                      ---------------------------------------

Total                                 $           18,420   $           21,239
                                      =======================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services. During the fiscal year ended September 30, 2004, $35,000 was billed by the registrant's principal accountant, Deloitte and Touche LLP, for work done in connection with its Rule 17Ad-13 Eaton Vance Management's examination of management's assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant's principal accountant for the last two fiscal years of the registrant; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant's principal accountant for the last two fiscal years of the registrant.

FISCAL YEARS ENDED                          09/30/03            09/30/04
-----------------------------------------------------------------------------
Registrant                            $            4,000   $            4,100

Eaton Vance(1)                        $          448,295   $          329,084

(1) The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LARGE CAP GROWTH PORTFOLIO


By:    /s/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  November 17, 2004
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Kristin S. Anagnost
       -----------------------
       Kristin S. Anagnost
       Treasurer


Date:  November 17, 2004


By:    /s/ James B. Hawkes
       -------------------
       James B. Hawkes
       President


Date:  November 17, 2004